OTHER INCOME/(EXPENSES), NET (Tables)	9 Months Ended
Sep. 30, 2017
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
	For the nine months ended September 30
	2016	2017
	RMB	RMB
Guarantee income	-	42,745,221
Donations	(668,371)	(3,920,795)
Total	(668,371)	38,824,426